Eventide Gilead Fund

Eventide Healthcare and Life Sciences Fund

Eventide Multi-Asset Income Fund

Each a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Eventide Gilead Fund, Eventide Healthcare and Life Sciences Fund and Eventide Multi-Asset Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on April 13, 2017, (SEC Accession No. 0001580642-17-002329).